Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income	$ 56,836	$ 57,355	$ 90,491
Other comprehensive Income (loss), net of tax:
Unrealized foreign currency translation gains (losses)	241	87	(632)
Change in fair value of available-for-sale investment	(224)	(126)	(165)
Unrealized gains on derivatives for the period	38,903	28,709	59,831
Less: gains reclassified from OCI into net income	44,824	5,805	8,421
Unrealized gains (losses) on derivatives	(5,921)	22,904	51,410
Actuarial gains (losses) for the period	(3,846)	(6,661)	(6,505)
Less: amortization included in pension cost	1,000	1,095	134
Defined benefit pension and severance plans	(2,846)	(5,566)	(6,371)
Realization of cumulative translation adjustments into net income from OCI resulting from the sale of operations in the Ivory Coast	0	0	(11,040)
Other comprehensive income (loss), net of tax	(8,750)	17,299	33,202
Comprehensive income	$ 48,086	$ 74,654	$ 123,693